Risk Management Activities - Sensitivity Analysis For Management Assessment (Details) - Currency risk - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, Net earnings increase (decrease)	$ (24,000,000)	$ (20,000,000)	$ (12,000,000)
Sensitivity analysis, OCI gain	2,000,000	0	0
Sensitivity analysis, management assessment	0.04	0.04	0.04
U.S. Dollars
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, Net earnings increase (decrease)	(18,000,000)	(13,000,000)	(5,000,000)
Sensitivity analysis, OCI gain	2,000,000	0	0
Australia, Dollars
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis, Net earnings increase (decrease)	(6,000,000)	(7,000,000)	(7,000,000)
Sensitivity analysis, OCI gain	$ 0	$ 0	$ 0